Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	$ 6,207,731
Balance, end of period	5,744,399	$ 6,207,731
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	6,330,000
Additions		6,330,000
Balance, end of period	6,330,000	6,330,000
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	(122,269)
Additions		122,269
Amortization	463,332
Balance, end of period	(585,601)	(122,269)
Management services agreement
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	5,914,093
Balance, end of period	5,512,760	5,914,093
Management services agreement | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	6,020,000
Additions		6,020,000
Balance, end of period	6,020,000	6,020,000
Management services agreement | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	(105,907)
Additions		105,907
Amortization	401,333
Balance, end of period	(507,240)	(105,907)
Covenants not to compete
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	293,638
Balance, end of period	231,639	293,638
Covenants not to compete | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	310,000
Additions		310,000
Balance, end of period	310,000	310,000
Covenants not to compete | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	(16,362)
Additions		16,362
Amortization	61,999
Balance, end of period	$ (78,361)	$ (16,362)